Document and Entity Information	12 Months Ended
Apr. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Nov 30, 2012
Registrant Name	UNIFIED SERIES TRUST
Central Index Key	0001199046
Amendment Flag	false
Document Creation Date	Mar 28, 2013
Document Effective Date	Mar 28, 2013
Prospectus Date	Apr 1, 2013

1492 Small Cap Growth Fund
Summary Section
Investment Objective
The investment objective of the 1492 Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	1492 Small Cap Growth Fund 1492 Small Cap Growth Fund -- Institutional Class
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		1492 Small Cap Growth Fund 1492 Small Cap Growth Fund -- Institutional Class
Management Fees		1.00%
Distribution and Service (12b-1) Fees		none
Other Expenses		12.85%
Acquired Fund Fees and Expenses		0.01%
Total Annual Fund Operating Expenses		13.86%
Fee Waiver/Expense Reimbursement	[1]	(12.75%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.11%
[1]	The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2014 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	One Year	Three Years	Five Years	Ten Years
1492 Small Cap Growth Fund 1492 Small Cap Growth Fund -- Institutional Class	113	2,743	4,928	8,906

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period December 29, 2011 (inception of the Fund) through November 30, 2012 was 106.02% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies ("small-cap companies"). 1492 Capital Management, LLC, the Fund's Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser seeks to identify small-cap companies with growth characteristics, including but not limited to the following:
  estimated potential top and bottom line growth of 15% to 20% over the next 12 to 18 months superior and defendable business model
  strong management team
  self-funding growth capabilities
  attractive valuation on both an absolute and relative basis high levels of inside ownership
  strong balance sheet
Investments in the Fund's portfolio are selected by the Adviser, using its bottom-up fundamental process in conjunction with selected investment themes. Theme-based investing is used to emphasize industries and/or sectors of the economy that the Adviser believes have better growth prospects than others based on numerous face-to-face company meetings. Once a theme is identified, the Adviser attempts to find individual stocks that will benefit from the theme by performing additional fundamental analysis.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering ("IPO"). Small-cap companies in which the Fund may invest include companies at the low end of the market capitalization range referred to as micro-cap companies (typically less than $300 million in market capitalization) or nano-cap companies (typically less than $50 million in market capitalization). The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20% of its net assets in derivative instruments. For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund's investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid-or large-cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer's market capitalization subsequently increases above $3 billion and it is no longer considered a small-cap company.

The Adviser generally sells a security when it reaches its target price, when the Adviser no longer believes it meets the Fund's investment criteria or when a more attractive investment is discovered. The Adviser expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Principal Risks
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Company Risk. Small-cap, micro-cap, and nano-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Micro-cap stocks are highly volatile, and these companies may fail to execute their business plans and go out of business. Nano-cap stocks in particular may also be thinly traded and may require manual pricing by the Adviser. Manual pricing is subjective and requires judgment by the Adviser. The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Fund will realize fair valuation upon the sale of a security.
  Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
  Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Growth Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
  Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
  Emerging Markets Risk. Emerging market countries are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are currently taxed as ordinary income under federal tax laws. A high turnover rate may also result in higher brokerage fees,which may hurt Fund performance.
  Government Securities Risk. Not all U.S. Government securities are backed by the full faith and credit of the U.S. Government. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government's guarantee of ultimate payment of principal and timely payment of interest of certain U.S. Government securities owned by the Fund from time to time does not imply that the Fund's shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund's shares will not fluctuate.

Performance
The bar chart below shows the Fund’s investment results for its first full calendar year of operations. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Year-by-Year Total Returns as of December 31st

Best Quarter: 1st Quarter, 2012, 14,79% Worst Quarter: 2nd Quarter, 2012, (9.90)%
AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
Average Annual Total Returns 1492 Small Cap Growth Fund	1 Year	Since Inception	Inception Date
1492 Small Cap Growth Fund -- Institutional Class	10.78%	10.03%	Dec 29, 2011
1492 Small Cap Growth Fund -- Institutional Class Return After Taxes on Distributions	10.78%	10.03%	Dec 29, 2011
1492 Small Cap Growth Fund -- Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	7.01%	8.53%	Dec 29, 2011
Russell 2000 Growth Index® (reflects no deductions for fees, expenses, or taxes)	14.59%	15.41%	Dec 29, 2011

After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 571-1492, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.1492Funds.com.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
1492 Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary Section
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the 1492 Small Cap Growth Fund (the “Fund”) is long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	March 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate for the period December 29, 2011 (inception of the Fund) through November 30, 2012 was 106.02% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.02%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the adviser’s agreement to waive fees and/or reimburse expenses for one year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of small capitalization companies ("small-cap companies"). 1492 Capital Management, LLC, the Fund's Adviser, defines small-cap companies as those that have market capitalization below $3 billion at the time of purchase.

In selecting investments for the Fund, the Adviser seeks to identify small-cap companies with growth characteristics, including but not limited to the following:
  estimated potential top and bottom line growth of 15% to 20% over the next 12 to 18 months superior and defendable business model
  strong management team
  self-funding growth capabilities
  attractive valuation on both an absolute and relative basis high levels of inside ownership
  strong balance sheet
Investments in the Fund's portfolio are selected by the Adviser, using its bottom-up fundamental process in conjunction with selected investment themes. Theme-based investing is used to emphasize industries and/or sectors of the economy that the Adviser believes have better growth prospects than others based on numerous face-to-face company meetings. Once a theme is identified, the Adviser attempts to find individual stocks that will benefit from the theme by performing additional fundamental analysis.

Equity securities in which the Fund may invest include common and preferred stocks, rights, warrants, convertibles, depositary receipts representing shares of foreign companies, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs"), and Global Depositary Receipts ("GDRs") listed on U.S. markets or non-U.S. markets, and securities issued as part of an initial public offering ("IPO"). Small-cap companies in which the Fund may invest include companies at the low end of the market capitalization range referred to as micro-cap companies (typically less than $300 million in market capitalization) or nano-cap companies (typically less than $50 million in market capitalization). The Fund may invest up to 25% of its net assets in securities of small-cap foreign companies, including up to 10% in companies located in emerging markets. The Fund may also invest up to 20% of its net assets in derivative instruments. For example, the Fund may invest in options and futures contracts to obtain exposure to equity markets while seeking investments to meet the Fund's investment objective.

To the extent consistent with its obligation to invest under normal circumstances at least 80% of its net assets in small-cap companies, the Fund may invest up to 20% of its net assets in equity securities of mid-or large-cap companies or it may invest in cash or money market mutual funds, investment grade, short-term money market instruments, including U.S. Government and agency securities, commercial paper, certificates of deposit, repurchase agreements and other cash equivalents. The Fund may continue to hold a portfolio security notwithstanding the fact that the issuer's market capitalization subsequently increases above $3 billion and it is no longer considered a small-cap company.

The Adviser generally sells a security when it reaches its target price, when the Adviser no longer believes it meets the Fund's investment criteria or when a more attractive investment is discovered. The Adviser expects that the Fund's investment strategy may result in a portfolio turnover rate in excess of 100% on an annual basis.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund. The principal risks of investing in the Fund are:
  Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The equity securities purchased by the Fund may involve large price swings and potential for loss. Investors in the Fund should have a long-term perspective and be able to tolerate potentially sharp declines in value.
  Small-Cap Company Risk. Small-cap, micro-cap, and nano-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Micro-cap stocks are highly volatile, and these companies may fail to execute their business plans and go out of business. Nano-cap stocks in particular may also be thinly traded and may require manual pricing by the Adviser. Manual pricing is subjective and requires judgment by the Adviser. The actual market prices for a security may differ from the fair value of that security as determined by the Adviser, and there is no assurance that the Fund will realize fair valuation upon the sale of a security.
  Management Risk. Investment strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
  New Fund Risk. There can be no assurance that the Fund will grow to or maintain an economically viable size.
  Equity Market Risk. The equity securities held in the Fund's portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests.
  Growth Style Risk. The prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks.
  Foreign Securities Risk. Investments in securities of foreign companies involve risks not generally associated with investment in the securities of U.S. companies, including risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices, including fluctuations in foreign currencies.
  Emerging Markets Risk. Emerging market countries are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.
  Options and Futures Risk. Options and futures may be more volatile than investments directly in the underlying securities, involve additional costs and may involve a small initial investment relative to the risk assumed. In addition, the value of an option or future may not correlate perfectly to the underlying securities index or overall securities markets.
  Initial Public Offering Risk. The Fund may purchase securities of companies that are offered pursuant to an IPO. The risk exists that the market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer.
  High Portfolio Turnover Rate Risk. A high portfolio turnover rate (100% or more) has the potential to result in the realization by the Fund and distribution to shareholders of a greater amount of capital gains than if the Fund had a low portfolio turnover rate. This may mean that you would be likely to have a higher tax liability. Distributions to shareholders of short-term capital gains are currently taxed as ordinary income under federal tax laws. A high turnover rate may also result in higher brokerage fees,which may hurt Fund performance.
  Government Securities Risk. Not all U.S. Government securities are backed by the full faith and credit of the U.S. Government. If a U.S. Government agency or instrumentality in which the Fund invests defaults and the U.S. Government does not stand behind the obligation, the Fund's share price or yield could fall. Securities of U.S. Government sponsored entities are neither issued nor guaranteed by the U.S. Government. The U.S. Government's guarantee of ultimate payment of principal and timely payment of interest of certain U.S. Government securities owned by the Fund from time to time does not imply that the Fund's shares are guaranteed by the Federal Deposit Insurance Corporation or any other government agency, or that the price of the Fund's shares will not fluctuate.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund's returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart below shows the Fund’s investment results for its first full calendar year of operations. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart below shows the Fund’s investment results for its first full calendar year of operations. The table below shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 571-1492
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.1492Funds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of December 31st
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1st Quarter, 2012, 14,79% Worst Quarter: 2nd Quarter, 2012, (9.90)%
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (for the periods ended December 31, 2012)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal income tax rates in effect as of December 31, 2012 and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (877) 571-1492, a toll-free number, or data current to the most recent quarter end may be accessed on the Fund’s website at www.1492Funds.com.
1492 Small Cap Growth Fund | 1492 Small Cap Growth Fund -- Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Short-Term Redemption Fee (as a percentage of amount redeemed within 60 days of purchase)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	12.85%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	13.86%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(12.75%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.11%	[1]
One Year	rr_ExpenseExampleYear01	113
Three Years	rr_ExpenseExampleYear03	2,743
Five Years	rr_ExpenseExampleYear05	4,928
Ten Years	rr_ExpenseExampleYear10	8,906
2012	rr_AnnualReturn2012	10.78%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.90%)
1 Year	rr_AverageAnnualReturnYear01	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2011
1492 Small Cap Growth Fund | Return After Taxes on Distributions | 1492 Small Cap Growth Fund -- Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	10.78%
Since Inception	rr_AverageAnnualReturnSinceInception	10.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2011
1492 Small Cap Growth Fund | Return After Taxes on Distributions and Sale of Fund Shares | 1492 Small Cap Growth Fund -- Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.01%
Since Inception	rr_AverageAnnualReturnSinceInception	8.53%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2011
1492 Small Cap Growth Fund | Russell 2000 Growth Index® (reflects no deductions for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
Since Inception	rr_AverageAnnualReturnSinceInception	15.41%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 29, 2011

[1]	The Fund’s adviser contractually has agreed to waive its management fee and/or reimburse expenses through March 31, 2014 so that total annual fund operating expenses (excluding brokerage fees and commissions; borrowing costs; taxes; acquired fund fees and expenses; and extraordinary litigation expenses) do not exceed 1.10% of the Fund’s average daily net assets, subject to the adviser’s right to recoup reimbursements on a rolling three-year basis so long as the reimbursement would not exceed the 1.10% expense cap. This expense cap may not be terminated prior to this date except by the Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr 1, 2013
Document Creation Date	dei_DocumentCreationDate	Mar 28, 2013